Investments in RMBS (Details) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2020 USD ($) Security	Dec. 31, 2019 USD ($) Security
Residential Mortgage-Backed Securities [Abstract]
Carrying value		$ 1,548,144	$ 2,508,360
Carrying value of collateral for repurchase agreements		1,444,649	2,419,539
RMBS [Member]
Residential Mortgage-Backed Securities [Abstract]
Original face value		1,703,673	2,880,949
Book value		1,498,458	2,466,828
Gross unrealized gains		50,014	42,468
Gross unrealized losses		(328)	(936)
Carrying value	[1]	$ 1,548,144	$ 2,508,360
Number of securities | Security		176	327
Weighted average coupon		3.46%	3.85%
Weighted average yield	[2]	3.33%	3.72%
Weighted average maturity	[3]	27 years	26 years
Carrying value of collateral for repurchase agreements		$ 1,444,600	$ 2,419,500
RMBS [Member] | Fannie Mae [Member]
Residential Mortgage-Backed Securities [Abstract]
Original face value		1,146,830	1,878,229
Book value		996,086	1,596,288
Gross unrealized gains		34,271	23,636
Gross unrealized losses		(12)	(691)
Carrying value	[1]	$ 1,030,345	$ 1,619,233
Number of securities | Security		115	198
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.
Weighted average coupon		3.54%	3.80%
Weighted average yield	[2]	3.39%	3.65%
Weighted average maturity	[3]	27 years	27 years
RMBS [Member] | Freddie Mac [Member]
Residential Mortgage-Backed Securities [Abstract]
Original face value		$ 517,393	$ 824,991
Book value		479,329	715,892
Gross unrealized gains		15,264	12,204
Gross unrealized losses		(4)	(245)
Carrying value	[1]	$ 494,589	$ 727,851
Number of securities | Security		48	88
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.
Weighted average coupon		3.29%	3.72%
Weighted average yield	[2]	3.16%	3.59%
Weighted average maturity	[3]	28 years	28 years
RMBS [Member] | CMOs [Member]
Residential Mortgage-Backed Securities [Abstract]
Original face value		$ 17,450	$ 127,229
Book value		13,215	123,053
Gross unrealized gains		140	6,030
Gross unrealized losses		(312)	0
Carrying value	[1]	$ 13,043	$ 129,083
Number of securities | Security		8	30
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.
Weighted average coupon		3.85%	5.28%
Weighted average yield	[2]	4.16%	5.26%
Weighted average maturity	[3]	11 years	11 years
RMBS [Member] | Private Label MBS [Member]
Residential Mortgage-Backed Securities [Abstract]
Original face value		$ 22,000	$ 50,500
Book value		9,828	31,595
Gross unrealized gains		339	598
Gross unrealized losses		0	0
Carrying value	[1]	$ 10,167	$ 32,193
Number of securities | Security		5	11
Weighted average rating		The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.	The Company used an implied AAA rating for the Agency RMBS. CMOs issued by Fannie Mae or Freddie Mac consist of loss share securities, approximately 53.5% of which, by unpaid principal balance (“UPB”), are unrated or rated below investment grade at June 30, 2020 by at least one NRSRO. Private label RMBS are rated investment grade or better by at least one NRSRO as of June 30, 2020.
Weighted average coupon		4.09%	4.06%
Weighted average yield	[2]	4.09%	4.06%
Weighted average maturity	[3]	28 years	29 years

[1]	See Note 9 regarding the estimation of fair value, which approximates carrying value for all securities.
[2]	The weighted average yield is based on the most recent gross monthly interest income, which is then annualized and divided by the book value of settled securities.
[3]	The weighted average maturity is based on the timing of expected principal reduction on the assets.